Offerings	Oct. 06, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 69,449,520.88
Fee Rate	0.0087%
Amount of Registration Fee	$ 6,042.11
Offering Note	Pursuant to General Instruction II.D to Schedule 14D-1F and Instruction 2.A.i.b of the fee table instructions, the additional filing fee is based on the increase in the total transaction valuation over the highest valuation previously reported (US$274,684,520.88). Transaction valuation calculated under General Instruction II.C(1) based on (a) 70,231,437 Common Shares of Aurora outstanding on a fully diluted basis as of August 31, 2026 and (b) US$3.90, the average of the high and low sales prices of the Common Shares on Nasdaq on October 1, 2026 (date within five business days prior to filing) and $1.00 per Common Share in cash consideration, resulting in aggregate market value of US$344,134,041.30, with an incremental valuation of US$69,449,520.42.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 274,684,520.88
Amount of Registration Fee	$ 37,933.93
Offering Note	See Note 1.